Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

Collection Period Start	1-Jan-18	Distribution Date	15-Feb-18
Collection Period End	31-Jan-18	30/360 Days	30
Beg. of Interest Period	16-Jan-18	Actual/360 Days	30
End of Interest Period	15-Feb-18

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,357,159,875.53	888,875,638.70	835,588,137.69	0.6156888
Total Securities		1,357,159,875.53	888,875,638.70	835,588,137.69	0.6156888
Class A-1 Notes	0.750000%	120,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.260000%	375,000,000.00	130,875,534.93	93,524,482.82	0.2493986
Class A-2b Notes	1.839450%	160,000,000.00	55,840,228.24	39,903,779.34	0.2493986
Class A-3 Notes	1.500000%	388,000,000.00	388,000,000.00	388,000,000.00	1.0000000
Class A-4 Notes	1.610000%	97,000,000.00	97,000,000.00	97,000,000.00	1.0000000
Certificates	0.000000%	217,159,875.53	217,159,875.53	217,159,875.53	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	37,351,052.11	137,419.31	99.6028056	0.3664515
Class A-2b Notes	15,936,448.90	85,596.09	99.6028056	0.5349756
Class A-3 Notes	0.00	485,000.00	0.0000000	1.2500000
Class A-4 Notes	0.00	130,141.67	0.0000000	1.3416667
Certificates	0.00	0.00	0.0000000	0.0000000

Total Securities	53,287,501.01	838,157.07

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	13,458,479.79
Monthly Interest	4,331,421.33

Total Monthly Payments	17,789,901.12
Interest Rate Cap Payments	0.00

Advances:
Aggregate Monthly Payment Advances	426,544.01
Aggregate Sales Proceeds Advance	21,331,798.35

Total Advances	21,758,342.36

Vehicle Disposition Proceeds:
Reallocation Payments	26,601,657.00
Repurchase Payments	0.00
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	9,797,996.91
Excess Wear and Tear and Excess Mileage	252,302.08
Remaining Payoffs	0.00
Net Insurance Proceeds	1,094,281.22
Residual Value Surplus	399,014.94

Total Collections	77,693,495.63

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	19,860,486.57			1,428
Involuntary Repossession	303,102.43			25
Voluntary Repossession	393,973.00			26
Full Termination	6,023,804.00			465
Bankruptcty	20,291.00			2
Insurance Payoff		1,077,719.26		63
Customer Payoff			310,858.85	16
Grounding Dealer Payoff			5,353,101.37	284
Dealer Purchase			1,883,726.94	81

Total	26,601,657.00	1,077,719.26	7,547,687.16	2,390

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	51,915	1,066,787,887.24	7.00000%	888,875,638.70
Total Depreciation Received		(15,650,505.00)		(12,262,899.86)
Principal Amount of Gross Losses	(136)	(2,627,881.48)		(2,207,618.56)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,524)	(26,489,365.03)		(22,431,046.36)
Scheduled Terminations	(1,077)	(19,238,433.91)		(16,385,936.23)

Pool Balance - End of Period	49,178	1,002,781,701.82		835,588,137.69
Remaining Pool Balance
Lease Payment				163,080,136.26
Residual Value				672,508,001.43

Total				835,588,137.69

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

III. DISTRIBUTIONS
Total Collections	77,693,495.63
Reserve Amounts Available for Distribution	0.00
Total Available for Distribution	77,693,495.63

1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	902,924.98
3. Reimbursement of Sales Proceeds Advance	16,232,555.12
4. Servicing Fee:
Servicing Fee Due	740,729.70
Servicing Fee Paid	740,729.70
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	17,876,209.80
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	137,419.31
Class A-2a Notes Monthly Interest Paid	137,419.31
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	85,596.09
Class A-2b Notes Monthly Interest Paid	85,596.09
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	485,000.00
Class A-3 Notes Monthly Interest Paid	485,000.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	130,141.67
Class A-4 Notes Monthly Interest Paid	130,141.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	838,157.07
Total Note and Certificate Monthly Interest Paid	838,157.07
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	58,979,128.76
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	53,287,501.01
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	53,287,501.01
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

7. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		5,691,627.75

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		6,785,799.38
Required Reserve Account Amount		20,357,398.13
Beginning Reserve Account Balance		20,357,398.13
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		20,357,398.13
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		5,691,627.75
Gross Reserve Account Balance		26,049,025.88
Remaining Available Collections Released to Seller		5,691,627.75
Total Ending Reserve Account Balance		20,357,398.13

V. POOL STATISTICS

Weighted Average Remaining Maturity		10.19
Monthly Prepayment Speed		101%
Lifetime Prepayment Speed		83%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,938,036.62
Securitization Value of Defaulted Receivables and Casualty Receivables	2,207,618.56	136
Aggregate Defaulted and Casualty Gain (Loss)	(269,581.94)
Pool Balance at Beginning of Collection Period	888,875,638.70
Net Loss Ratio
Current Collection Period	-0.0303%
Preceding Collection Period	0.0070%
Second Preceding Collection Period	-0.0369%
Third Preceding Collection Period	-0.0309%
Cumulative Net Losses for all Periods	0.2257%	3,063,298.05

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.78%	6,898,503.06	402
61-90 Days Delinquent	0.26%	2,299,802.29	133
91-120 Days Delinquent	0.09%	762,607.93	44
More than 120 Days	0.01%	68,892.81	4

Total Delinquent Receivables:	1.12%	10,029,806.09	583

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

61+ Days Delinquencies as Percentage of Receivables	Amount	Number
Current Collection Period	0.35%	0.35%
Preceding Collection Period	0.33%	0.34%
Second Preceding Collection Period	0.27%	0.28%
Third Preceding Collection Period	0.23%	0.24%

60 Day Delinquent Receivables	3,277,555.50
Delinquency Percentage	0.37%
Delinquency Trigger	4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	25,884,290.57	1,893
Securitization Value	27,895,466.26	1,893

Aggregate Residual Gain (Loss)	(2,011,175.69)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	128,003,677.61	8,952
Cumulative Securitization Value	137,533,136.92	8,952

Cumulative Residual Gain (Loss)	(9,529,459.31)

VI. RECONCILIATION OF ADVANCES
Beginning Balance of Residual Advance	25,430,314.52
Reimbursement of Outstanding Advance	16,232,555.12
Additional Advances for current period	21,331,798.35

Ending Balance of Residual Advance	30,529,557.75

Beginning Balance of Payment Advance	1,956,313.80
Reimbursement of Outstanding Payment Advance	902,924.98
Additional Payment Advances for current period	426,544.01

Ending Balance of Payment Advance	1,479,932.83

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO